Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan US Large Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE
Common Stocks (99.7%)

Communication Services (0.2%):

Zayo Group Holdings, Inc.	4,809	163,025

		$163,025
Consumer Discretionary (10.1%):

Advance Auto Parts, Inc.	1,302	215,351

AutoZone, Inc.	277	300,440

Booking Holdings, Inc.	134	262,990

BorgWarner, Inc.	4,994	183,179

Bright Horizons Family Solutions, Inc.	2,927	446,368

Burlington Stores, Inc.	1,302	260,166

CarMax, Inc.	3,312	291,456

Columbia Sportswear Co.	2,194	212,576

Dollar General Corp.	2,366	376,052

Dr Horton, Inc.	4,469	235,561

Five Below	1,250	157,625

Foot Locker, Inc.	3,124	134,832

Garmin Ltd.	2,914	246,787

Genuine Parts Co.	3,720	370,475

Grand Canyon Education, Inc.	1,822	178,920

Hanesbrands, Inc.	8,211	125,793

Kohl’s Corp.	2,852	141,630

Lear Corp.	1,445	170,366

Leggett & Platt, Inc.	5,922	242,447

Lennar Corp.	4,164	232,559

LKQ Corp.	8,953	281,572

Mohawk Industries, Inc.	1,240	153,847

NVR, Inc.	80	297,388

Ollie’s Bargain Outlet Holdings, Inc.	2,108	123,613

O’Reilly Automotive, Inc.	744	296,491

Pool Corp.	1,984	400,172

Pultegroup, Inc.	7,578	276,976

Qurate Retail, Inc.	12,223	126,080

Ross Stores, Inc.	2,852	313,291

Service Corp. International	7,365	352,121

Tapestry, Inc.	5,922	154,268

Tractor Supply Co.	2,495	225,648

Yum China Holdings, Inc.	4,092	185,900

		$7,972,940
Consumer Staples (2.4%):

Costco Wholesale Corp.	1,255	361,578

Herbalife Nutrition Ltd.	5,528	209,290

Ingredion, Inc.	2,914	238,190

Lamb Weston Holding, Inc.	4,055	294,880

McCormick & Co., Inc.	2,108	329,480

The JM Smucker Co.	2,299	252,936

US Foods Holding Corp.	6,101	250,751

		$1,937,105

Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan US Large Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE

Energy (4.1%):

Cabot Oil & Gas Corp.	8,008	140,701

Cimarex Energy Co.	2,570	123,206

ConocoPhillips	3,608	205,584

Continental Resources, Inc.	3,410	104,994

Diamondback Energy, Inc.	1,798	161,658

EOG Resources, Inc.	1,990	147,698

Halliburton Co.	6,763	127,483

HollyFrontier Corp.	3,782	202,866

Marathon Oil Corp.	9,583	117,583

Marathon Petroleum Corp.	3,613	219,490

Occidental Petroleum Corp.	8,839	393,070

ONEOK, Inc.	4,032	297,118

Parsley Energy, Inc.	8,488	142,598

Phillips 66	2,623	268,595

Pioneer Natural Resources Co.	1,240	155,955

Schlumberger Ltd.	5,490	187,593

Valero Energy Corp.	2,487	211,992

		$3,208,184
Financials (13.2%):

Aflac, Inc.	7,686	402,132

Arch Capital Group Ltd.	11,720	492,006

Arthur J Gallagher & Co.	5,370	480,991

Assurant, Inc.	3,596	452,449

BOK Financial Corp.	3,567	282,328

Brown & Brown, Inc.	13,956	503,253

CBOE Global Markets, Inc.	3,286	377,594

Commerce Bancshares, Inc.	6,163	373,786

Credit Acceptance Corp.	496	228,810

Cullen/Frost Bankers, Inc.	3,064	271,317

E*TRADE Financial Corp.	5,146	224,829

East West BanCorp, Inc.	5,085	225,215

FactSet Research Systems, Inc.	1,264	307,114

Fidelity National Financial, Inc.	7,679	341,024

First American Financial Corp.	5,406	319,008

Franklin Resources, Inc.	7,447	214,920

Globe Life, Inc.	4,062	388,977

Intercontinental Exchange, Inc.	4,900	452,122

Invesco Ltd.	11,190	189,559

LPL Financial Holdings, Inc.	3,224	264,046

MarketAxess Holdings, Inc.	1,131	370,403

MSCI, Inc.	1,178	256,510

New York Community BanCorp, Inc.	22,789	286,002

People’s United Financial, Inc.	19,662	307,415

Popular, Inc.	5,174	279,810

Reinsurance Group of America, Inc.	2,195	350,937

Santander Consumer USA Holdings, Inc.	12,242	312,293

SEI Investments Co.	5,084	301,252

Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan US Large Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE

Signature Bank	1,922	229,141

SVB Financial Group	760	158,802

Synovus Financial Corp.	6,905	246,923

WR Berkley Corp.	7,743	559,277

		$10,450,245

Health Care (8.6%):

ABIOMED, Inc.	500	88,945

Agilent Technologies, Inc.	3,419	261,998

Align Technology, Inc.	471	85,213

Bruker Corp.	5,739	252,114

Centene Corp.	4,402	190,431

Cerner Corp.	4,358	297,084

Charles River Laboratories International, Inc.	1,556	205,968

Edwards Lifesciences Corp.	1,062	233,544

Encompass Health Corp.	4,715	298,365

Exelixis, Inc.	5,914	104,589

Henry Schein, Inc.	4,526	287,401

Hill-Rom Holdings, Inc.	2,542	267,495

IDEXX Laboratories, Inc.	1,055	286,886

Illumina, Inc.	516	156,978

Intuitive Surgical, Inc.	352	190,055

IQVIA Holdings, Inc.	1,798	268,584

Jazz Pharmaceuticals PLC	1,572	201,436

Masimo Corp.	1,922	285,974

Mettler-Toledo International	374	263,445

PerkinElmer, Inc.	2,368	201,683

PRA Health Sciences, Inc.	2,046	203,025

Regeneron Pharmaceuticals, Inc.	581	161,169

ResMed, Inc.	2,126	287,244

United Therapeutics Corp.	2,046	163,169

Varian Medical Systems, Inc.	1,984	236,275

Veeva Systems, Inc.	1,240	189,336

Vertex Pharamaceuticals, Inc.	1,303	220,754

Waters Corp.	1,073	239,526

West Pharmaceutical Services, Inc.	2,196	311,437

Zoetis, Inc.	2,914	363,055

		$6,803,178

Industrials (22.8%):

Allegion PLC	3,536	366,506

Allison Transmission Holding, Inc.	5,271	248,001

AMERCO, Inc.	930	362,736

Ametek, Inc.	3,472	318,799

AO Smith Corp.	4,921	234,781

Arconic, Inc.	8,113	210,938

Carlisle Companies, Inc.	2,260	328,920

Caterpillar, Inc.	1,449	183,023

CH Robinson Worldwide, Inc.	3,621	306,988

Cintas Corp.	1,376	368,906

Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan US Large Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE

Copart, Inc.	3,410	273,925

Costar Group, Inc.	496	294,227

CSX Corp.	3,802	263,365

Deere & Co.	1,488	250,996

Donaldson Co., Inc.	4,861	253,161

Dover Corp.	3,100	308,635

Eaton Corp. PLC	3,733	310,399

Emerson Electric Co.	4,124	275,731

Equifax, Inc.	2,064	290,343

Expeditors International of Washington, Inc.	3,797	282,079

Fastenal Co.	8,184	267,371

Flowserve Corp.	4,363	203,796

Fortive Corp.	3,534	242,291

Fortune Brands Home & Security, Inc.	4,590	251,073

General Dynamics Corp.	1,798	328,549

Graco, Inc.	5,806	267,308

HEICO Corp.	2,437	304,333

Hexcel Corp.	4,310	353,980

Honeywell International, Inc.	2,356	398,635

Hubbell, Inc.	1,991	261,617

Huntington Ingalls Industries, Inc.	1,179	249,700

IDEX Corp.	1,860	304,817

Illinois Tool Works, Inc.	1,818	284,499

J.B. Hunt Transport Services, Inc.	2,617	289,571

Johnson Controls International PLC	8,321	365,208

Kansas City Southern	2,356	313,372

KAR Auction Services, Inc.	4,898	120,246

Knight-Swift Transportation Holdings, Inc.	4,716	171,191

L3Harris Technologies, Inc.	1,364	284,585

Lennox International, Inc.	1,178	286,219

Lincoln Electric Holdings, Inc.	3,110	269,824

Masco Corp.	6,014	250,664

Middleby Corp.	1,753	204,926

Nordson Corp.	1,878	274,676

Norfolk Southern Corp.	1,426	256,195

Old Dominion Freight Line, Inc.	1,488	252,915

PACCAR, Inc.	4,171	292,012

Parker Hannifin Corp.	1,426	257,550

Rollins, Inc.	7,645	260,465

Roper Technologies, Inc.	821	292,769

Snap-on, Inc.	1,616	252,969

Spirit Aerosystems Holdings, Inc.	3,100	254,944

Teledyne Technologies, Inc.	1,178	379,304

Toro Co.	4,783	350,593

TransDigm Group, Inc.	535	278,558

Transunion	3,658	296,700

Union Pacific Corp.	1,614	261,436

United Rentals, Inc.	1,261	157,171

Verisk Analytics, Inc.	2,615	413,537

Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan US Large Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE

WABCO Holdings, Inc.	1,686	225,503

Wabtec Corp.	2,542	182,668

Waste Management, Inc.	4,030	463,450

Woodward, Inc.	2,372	255,773

XPO Logistics, Inc.	1,984	141,995

Xylem, Inc.	3,176	252,873

		$18,060,290

Information Technology (18.3%):

Advanced Micro Devices, Inc.	3,373	97,783

Alliance Data Systems Corp.	1,181	151,322

Amphenol Corp.	3,062	295,483

Analog Devices, Inc.	2,122	237,091

ANSYS, Inc.	1,302	288,211

Arrow Electronics, Inc.	3,308	246,711

Aspen Technology, Inc.	1,872	230,406

Black Knight, Inc.	5,279	322,336

Broadcom, Inc.	576	159,016

Broadridge Financial Solutions	2,182	271,506

Cadence Design Systems, Inc.	3,472	229,430

CDK Global, Inc.	4,915	236,362

CDW Corp.	2,257	278,153

Ciena Corp.	5,340	209,488

Citrix Systems, Inc.	3,906	377,006

Cognex Corp.	2,791	137,122

Cognizant Technology Solutions Corp.	3,868	233,105

Cypress Semiconductor Corp.	12,002	280,127

Dolby Laboratories, Inc.	4,588	296,567

DXC Technology Co.	3,004	88,618

EPAM Systems, Inc.	1,302	237,381

Euronet Worldwide, Inc.	1,426	208,624

F5 Networks, Inc.	1,504	211,192

Fair Isaac Corp.	872	264,669

Fidelity National Information Services, Inc.	3,038	403,325

Fiserv, Inc.	3,494	361,943

Fleetcor Technologies, Inc.	1,123	322,054

FLIR Systems, Inc.	4,683	246,279

Fortinet, Inc.	1,860	142,774

Genpact Ltd.	9,258	358,748

Godaddy, Inc.	2,488	164,158

IPG Photonics Corp.	768	104,141

Jack Henry & Associates, Inc.	2,356	343,905

Juniper Networks, Inc.	9,747	241,238

KLA Corp.	1,550	247,148

Lam Research Corp.	930	214,932

Maxim Integrated Products, Inc.	3,906	226,196

Microchip Technology, Inc.	1,940	180,245

Micron Technology, Inc.	3,534	151,432

Monolithic Power Systems, Inc.	1,302	202,630

Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan US Large Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE

National Instruments Corp.	4,728	198,529

NetApp, Inc.	2,480	130,225

NVIDIA Corp.	682	118,716

On Semiconductor Corp.	6,867	131,915

Paychex, Inc.	4,726	391,171

Paycom Software, Inc.	825	172,829

PTC, Inc.	2,108	143,723

RealPage, Inc.	3,188	200,398

Sabre Corp.	11,688	261,753

Seagate Technology PLC	3,662	196,979

Skyworks Solutions, Inc.	2,170	171,973

Synopsys, Inc.	2,246	308,264

TE Connectivity Ltd.	3,426	319,234

Teradyne, Inc.	4,283	248,029

The Trade Desk, Inc.	441	82,710

Trimble, Inc.	5,159	200,221

Tyler Technologies, Inc.	1,266	332,325

Universal Display Corp.	682	114,508

VeriSign, Inc.	1,178	222,206

Western Union Co.	20,296	470,259

Wex, Inc.	1,249	252,385

Xilinx, Inc.	1,240	118,916

Zebra Technologies Corp.	744	153,539

		$14,439,664
Materials (9.6%):

Albemarle Corp.	2,634	183,116

AptarGroup, Inc.	3,300	390,885

Avery Dennison Corp.	2,441	277,224

Ball Corp.	5,642	410,795

Berry Global Group, Inc.	4,870	191,245

Celanese Corp.	2,480	303,279

CF Industries Holdings, Inc.	4,231	208,165

Chemours Co.	4,304	64,302

Crown Holdings, Inc.	4,488	296,477

Eastman Chemical Co.	3,192	235,665

Ecolab, Inc.	2,233	442,224

FMC Corp.	3,315	290,659

Freeport-McMoRan, Inc.	11,132	106,533

International Flavors & Fragrances, Inc.	2,314	283,905

International Paper Co.	5,084	212,613

LyondellBasell Industries N.V., Class A	3,038	271,810

Martin Marietta Materials, Inc.	1,133	310,555

Nucor Corp.	4,792	243,961

Packaging Corp. of America	2,254	239,149

PPG Industries, Inc.	2,423	287,150

Reliance Steel & Aluminum Co.	3,472	346,019

RPM International, Inc.	5,104	351,206

Sherwin-Williams Co.	682	375,011

Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan US Large Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE

Sonoco Products Co.	6,076	353,684

Steel Dynamics, Inc.	6,756	201,329

The Mosaic Co.	7,706	157,973

Vulcan Materials Co.	1,628	246,219

Westlake Chemical Corp.	2,606	170,745

Westrock Co.	5,618	204,776

		$7,656,674

Utilities (10.4%):

AES Corp.	16,755	273,777

Alliant Energy Corp.	9,050	488,067

American Electric Power Co., Inc.	5,286	495,245

American Water Works Co., Inc.	3,921	487,106

Atmos Energy Corp.	4,002	455,788

CMS Energy Corp.	7,892	504,693

Consolidated Edison, Inc.	4,748	448,544

Dominion Energy, Inc.	5,465	442,884

DTE Energy Co.	3,534	469,881

Evergy, Inc.	7,561	503,260

Eversource Energy	6,273	536,153

NextEra Energy, Inc.	2,322	541,004

OGE Energy Corp.	10,186	462,241

Pinnacle West Capital Corp.	4,369	424,099

PPL Corp.	11,306	356,026

Public Service Enterprise Group, Inc.	6,830	424,006

UGI Corp.	6,803	341,987

WEC Energy Group	5,617	534,176

		$8,188,937

Total Common Stocks (Cost $77,104,599)		$78,880,242

Total Investments (Cost $77,104,599) — 99.7%		$78,880,242

Other assets in excess of liabilities — 0.3%		$236,917

NET ASSETS - 100.00%		$79,117,159

Percentages indicated are based on net assets as of September 30, 2019.

Futures Contracts

Cash of $26,431 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	1	$ 148,925	$(1,129)

				$(1,129)

Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION	SHARES	VALUE
Common Stocks (99.4%)

Consumer Discretionary (5.3%):

Foot Locker, Inc.	7,604	328,189

Garmin Ltd.	7,053	597,319

Genuine Parts Co.	9,007	897,007

Hanesbrands, Inc.	20,013	306,599

Kohl’s Corp.	6,904	342,853

Lear Corp.	3,525	415,598

Leggett & Platt, Inc.	14,404	589,700

Tapestry, Inc.	14,405	375,250

		$3,852,515
Consumer Staples (1.6%):

Ingredion, Inc.	7,054	576,594

The JM Smucker Co.	5,586	614,572

		$1,191,166
Energy (6.4%):

Halliburton Co.	16,479	310,629

HollyFrontier Corp.	9,146	490,591

Marathon Petroleum Corp.	8,787	533,810

Occidental Petroleum Corp.	21,488	955,572

ONEOK, Inc.	9,791	721,500

Phillips 66	6,386	653,926

Schlumberger Ltd.	13,356	456,375

Valero Energy Corp.	6,043	515,105

		$4,637,508
Financials (17.3%):

Aflac, Inc.	18,713	979,064

Arthur J Gallagher & Co.	13,071	1,170,770

Assurant, Inc.	8,726	1,097,905

BOK Financial Corp.	8,687	687,576

Cullen/Frost Bankers, Inc.	7,463	660,849

East West BanCorp, Inc.	12,348	546,893

Fidelity National Financial, Inc.	18,689	829,978

First American Financial Corp.	13,134	775,037

Franklin Resources, Inc.	18,139	523,492

Invesco Ltd.	27,246	461,547

New York Community BanCorp, Inc.	55,463	696,061

People’s United Financial, Inc.	47,847	748,088

Popular, Inc.	12,587	680,705

Santander Consumer USA Holdings, Inc.	29,798	760,147

Synovus Financial Corp.	16,836	602,055

WR Berkley Corp.	18,848	1,361,392

		$12,581,559
Health Care (1.0%):

Encompass Health Corp.	11,448	724,429

		$724,429

Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION	SHARES	VALUE

Industrials (17.4%):

Caterpillar, Inc.	3,538	446,885

CH Robinson Worldwide, Inc.	8,815	747,336

Deere & Co.	3,580	603,874

Dover Corp.	7,488	745,505

Eaton Corp. PLC	9,074	754,503

Emerson Electric Co.	10,039	671,208

Fastenal Co.	19,863	648,924

General Dynamics Corp.	4,309	787,384

Honeywell International, Inc.	5,694	963,425

Hubbell, Inc.	4,840	635,976

Illinois Tool Works, Inc.	4,432	693,564

Johnson Controls International PLC	20,268	889,563

KAR Auction Services, Inc.	11,869	291,384

Lincoln Electric Holdings, Inc.	7,559	655,819

PACCAR, Inc.	10,140	709,901

Snap-on, Inc.	3,927	614,733

Union Pacific Corp.	3,920	634,962

Waste Management, Inc.	9,768	1,123,320

		$12,618,266
Information Technology (11.9%):

Analog Devices, Inc.	5,166	577,197

Broadcom, Inc.	1,414	390,363

Cypress Semiconductor Corp.	29,224	682,089

Juniper Networks, Inc.	23,727	587,243

KLA Corp.	3,743	596,821

Lam Research Corp.	2,210	510,753

Maxim Integrated Products, Inc.	9,473	548,581

National Instruments Corp.	11,492	482,549

NetApp, Inc.	5,978	313,905

Paychex, Inc.	11,484	950,531

Sabre Corp.	28,457	637,295

Seagate Technology PLC	8,894	478,408

TE Connectivity Ltd.	8,331	776,282

Western Union Co.	49,401	1,144,620

		$8,676,637
Materials (12.7%):

Avery Dennison Corp.	5,945	675,174

Celanese Corp.	5,995	733,129

CF Industries Holdings, Inc.	10,284	505,973

Chemours Co.	10,473	156,467

Eastman Chemical Co.	7,776	574,102

International Flavors & Fragrances, Inc.	5,635	691,358

International Paper Co.	12,336	515,892

LyondellBasell Industries N.V., Class A	7,339	656,620

Nucor Corp.	11,648	593,000

Packaging Corp. of America	5,492	582,701

Schedule of Portfolio Investments
September 30, 2019
(Unaudited)
Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION	SHARES	VALUE

Reliance Steel & Aluminum Co.	8,421	839,237

RPM International, Inc.	12,409	853,862

Sonoco Products Co.	14,752	858,713

Steel Dynamics, Inc.	16,453	490,299

Westrock Co.	13,671	498,308

		$9,224,835
Utilities (25.8%):

Alliant Energy Corp.	22,023	1,187,700

American Electric Power Co., Inc.	12,845	1,203,448

Evergy, Inc.	18,409	1,225,303

Eversource Energy	15,294	1,307,178

NextEra Energy, Inc.	5,661	1,318,956

OGE Energy Corp.	24,798	1,125,333

Pinnacle West Capital Corp.	10,634	1,032,242

PPL Corp.	27,522	866,668

Atmos Energy Corp.	9,744	1,109,744

UGI Corp.	16,554	832,170

AES Corp.	40,745	665,773

CMS Energy Corp.	19,230	1,229,758

Consolidated Edison, Inc.	11,558	1,091,884

Dominion Energy, Inc.	13,276	1,075,887

DTE Energy Co.	8,548	1,136,542

Public Service Enterprise Group, Inc.	16,646	1,033,384

WEC Energy Group	13,665	1,299,541

		$18,741,511
Total Common Stocks (Cost $70,526,770)		$72,248,426

Total Investments (Cost $70,526,770) — 99.4%		$72,248,426

Other assets in excess of liabilities — 0.6%		$421,034

NET ASSETS - 100.00%		$72,669,460

Percentages indicated are based on net assets as of September 30, 2019.

Futures Contracts

Cash of $59,516 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	2	$297,850	$(2,863)

				$(2,863)